Related-Party Transactions - Schedule of Revenue from Related Party (Details) - AuraSense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Revenue from related parties	$ 4	$ 8	$ 13	$ 21	$ 29	$ 45
Direct labor on research activities
Related Party Transaction [Line Items]
Revenue from related parties	0	0	0	2	3	34
Shared costs with AuraSense, LLC
Related Party Transaction [Line Items]
Revenue from related parties					0	70
Quarterly fee for indirect costs
Related Party Transaction [Line Items]
Revenue from related parties	3	8	9	23	30	0
Direct costs of the Company paid by AuraSense, LLC, net
Related Party Transaction [Line Items]
Revenue from related parties	$ 1	$ 0	$ 4	$ (4)	$ (4)	$ (59)